INCOME TAXES (Details - Income before taxes) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Domestic			$ 14,927	$ 16,641
Foreign			90	(955)
Total income before income taxes	$ 3,648	$ 8,263	$ 15,017	$ 15,686